Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Commitments and Contingencies [Abstract]
Operating lease expiration period	2020
Reimbursement for leasehold improvement	$ 270
Rental expense	$ 457	$ 440